American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2025

International Opportunities - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Argentina — 1.9%
Vista Energy SAB de CV, ADR(1)	162,959	8,275,058
Australia — 6.5%
ALS Ltd.	553,383	5,601,357
CAR Group Ltd.	151,215	3,517,275
NEXTDC Ltd.(1)	285,242	2,388,236
Pro Medicus Ltd.	14,025	2,235,854
SGH Ltd.	150,861	4,871,514
Telix Pharmaceuticals Ltd.(1)	317,976	5,657,753
Zip Co. Ltd.(1)	3,055,926	4,758,694
		29,030,683
Brazil — 3.1%
Direcional Engenharia SA	275,200	1,375,147
Embraer SA, ADR(1)	220,853	10,523,645
Marcopolo SA, Preference Shares	1,711,600	2,151,256
		14,050,048
Canada — 13.7%
Aecon Group, Inc.	162,991	2,539,359
Alamos Gold, Inc., Class A	268,064	6,125,589
Aritzia, Inc.(1)	95,105	4,380,714
AtkinsRealis Group, Inc.	141,124	7,099,364
Capstone Copper Corp.(1)	637,561	3,521,073
Cargojet, Inc.	7,523	509,593
Celestica, Inc.(1)	34,000	3,639,700
Chartwell Retirement Residences	408,836	4,747,499
Descartes Systems Group, Inc.(1)	46,663	5,201,227
Element Fleet Management Corp.	175,238	3,505,366
FirstService Corp.	23,735	4,187,566
Hammond Power Solutions, Inc.	21,449	1,267,741
Hudbay Minerals, Inc.	394,301	2,799,012
Kinaxis, Inc.(1)	27,415	2,988,126
Lundin Gold, Inc.	196,954	5,426,360
TransAlta Corp.	329,828	3,415,119
		61,353,408
China — 3.5%
AAC Technologies Holdings, Inc.	481,500	2,793,648
Bosideng International Holdings Ltd.	9,210,000	4,489,506
GDS Holdings Ltd., ADR(1)	91,592	3,485,076
Tongcheng Travel Holdings Ltd.	2,103,600	4,712,296
		15,480,526
Denmark — 1.2%
Ambu AS, Class B	177,060	3,256,352
Zealand Pharma AS(1)	21,128	1,960,286
		5,216,638
Finland — 0.3%
Kemira OYJ(2)	69,786	1,538,647
France — 0.8%
VusionGroup(2)	15,783	3,385,072
Germany — 4.4%
Auto1 Group SE(1)	236,361	5,710,417

CTS Eventim AG & Co. KGaA	27,242	2,991,220
Redcare Pharmacy NV(1)	37,361	4,562,082
Scout24 SE	44,172	4,320,547
TAG Immobilien AG(1)	157,241	2,305,976
		19,890,242
Greece — 1.1%
National Bank of Greece SA	510,212	4,737,378
India — 7.1%
Afcons Infrastructure Ltd.(1)	658,826	3,133,263
Amber Enterprises India Ltd.(1)	48,148	3,114,210
Anant Raj Ltd.	550,781	2,938,873
Coforge Ltd.	34,546	2,929,199
Kalyan Jewellers India Ltd.	374,799	1,994,410
Kaynes Technology India Ltd.(1)	36,197	1,727,958
KEI Industries Ltd.	101,107	3,567,717
Max Financial Services Ltd.(1)	111,162	1,273,494
Max Healthcare Institute Ltd.	440,713	4,944,279
Prestige Estates Projects Ltd.	41,807	540,654
Rainbow Children's Medicare Ltd.	220,698	3,130,724
Supreme Industries Ltd.	69,628	2,661,892
		31,956,673
Israel — 3.2%
Cellebrite DI Ltd.(1)	101,283	1,879,813
CyberArk Software Ltd.(1)	12,713	4,625,625
Nova Ltd.(1)	17,913	4,284,431
Tower Semiconductor Ltd.(1)	86,180	3,662,650
		14,452,519
Japan — 20.1%
Asics Corp.	319,200	7,147,783
BayCurrent, Inc.	142,800	6,070,689
CyberAgent, Inc.	316,200	2,364,204
Furukawa Electric Co. Ltd.	89,400	3,776,125
GENDA, Inc.(1)(2)	294,300	5,347,565
Japan Elevator Service Holdings Co. Ltd.	200,800	3,684,479
Kinden Corp.(2)	226,900	4,788,549
Lifedrink Co., Inc.	184,200	1,921,399
Maruwa Co. Ltd.(2)	18,500	4,177,982
Miura Co. Ltd.	153,700	3,268,650
Money Forward, Inc.(1)	39,400	1,056,356
PeptiDream, Inc.(1)	165,200	2,261,083
Rakuten Bank Ltd.(1)	166,000	6,256,291
Ryohin Keikaku Co. Ltd.(2)	176,800	4,658,639
Sanrio Co. Ltd.	172,800	7,332,787
Sanwa Holdings Corp.	163,800	5,350,904
SWCC Corp.(2)	101,000	4,113,659
TechnoPro Holdings, Inc.	155,400	3,078,643
Tokyo Ohka Kogyo Co. Ltd.	212,200	5,109,170
Toyo Suisan Kaisha Ltd.	63,600	3,783,720
Tsuruha Holdings, Inc.	38,200	2,330,940
Yokogawa Electric Corp.	113,300	2,172,199
		90,051,816
Malaysia — 0.5%
Gamuda Bhd.	2,276,800	2,232,198
Mexico — 0.7%
BBB Foods, Inc., Class A(1)	115,307	3,069,472

Netherlands — 1.3%
Arcadis NV	15,886	788,258
InPost SA(1)	155,169	2,684,891
Just Eat Takeaway.com NV(1)	115,982	2,341,382
		5,814,531
Norway — 0.7%
DOF Group ASA(1)	404,631	3,197,243
Singapore — 0.3%
SATS Ltd.	664,700	1,497,803
South Korea — 4.2%
Douzone Bizon Co. Ltd.	45,630	2,211,913
Hugel, Inc.(1)	7,364	1,601,024
HYBE Co. Ltd.(1)	22,145	3,912,461
Hyundai Rotem Co. Ltd.(1)	104,163	5,585,972
PharmaResearch Co. Ltd.	16,224	3,237,463
Sanil Electric Co. Ltd.	53,346	2,395,714
		18,944,547
Spain — 0.8%
Fluidra SA(2)	144,509	3,331,114
Sweden — 4.3%
AAK AB	156,291	4,369,203
Beijer Ref AB	109,870	1,640,953
BoneSupport Holding AB(1)	93,415	3,353,732
Camurus AB(1)	30,622	1,899,234
Hemnet Group AB	137,000	5,125,027
Yubico AB(1)(2)	131,064	2,726,311
		19,114,460
Switzerland — 3.2%
Belimo Holding AG	4,376	2,963,352
Georg Fischer AG(2)	45,580	3,532,879
Siegfried Holding AG(2)	3,359	3,596,665
Swissquote Group Holding SA	10,740	4,401,609
		14,494,505
Taiwan — 7.0%
Airtac International Group	101,000	2,928,077
ASPEED Technology, Inc.	31,000	3,298,698
Elite Material Co. Ltd.	201,000	3,811,723
King Yuan Electronics Co. Ltd.	1,215,000	3,874,425
Kinik Co.	272,000	2,222,565
Lai Yih Footwear Co. Ltd.(2)	401,000	5,324,205
Lotes Co. Ltd.(2)	85,000	4,191,736
Nien Made Enterprise Co. Ltd.	173,000	2,312,713
Tong Yang Industry Co. Ltd.	899,000	3,152,302
		31,116,444
Turkey — 0.6%
Migros Ticaret AS	176,947	2,732,155
United Kingdom — 8.2%
Balfour Beatty PLC	775,931	4,547,784
Diploma PLC	119,224	6,795,138
Intermediate Capital Group PLC	172,949	5,007,238
Marex Group PLC	83,356	3,054,164
Marks & Spencer Group PLC	762,124	3,420,588
St. James's Place PLC	447,921	6,003,253
Watches of Switzerland Group PLC(1)	549,154	3,318,964

Weir Group PLC	155,147	4,777,475
		36,924,604
United States — 0.5%
TechnipFMC PLC	75,356	2,218,481
TOTAL COMMON STOCKS (Cost $371,856,928)		444,106,265
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF(2) (Cost $47,941)	1,657	59,022
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,956	4,956
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,819,640	9,819,640
		9,824,596
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $259,329), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $254,162)		254,071
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $1,771,765), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $1,737,628)		1,737,000
		1,991,071
TOTAL SHORT-TERM INVESTMENTS (Cost $11,815,667)		11,815,667
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $383,720,536)		455,980,954
OTHER ASSETS AND LIABILITIES — (1.8)%		(7,971,277)
TOTAL NET ASSETS — 100.0%		$448,009,677

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.3%
Information Technology	15.7%
Consumer Discretionary	14.9%
Health Care	9.4%
Financials	7.9%
Materials	6.1%
Consumer Staples	5.8%
Communication Services	5.0%
Energy	3.1%
Real Estate	2.2%
Utilities	0.8%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.6%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,494,166. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,155,825, which includes securities collateral of $19,336,185.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$8,275,058	—	—
Brazil	10,523,645	$3,526,403	—
Canada	7,827,266	53,526,142	—
China	3,485,076	11,995,450	—
Israel	14,452,519	—	—
Mexico	3,069,472	—	—
United Kingdom	3,054,164	33,870,440	—
United States	2,218,481	—	—
Other Countries	—	288,282,149	—
Exchange-Traded Funds	59,022	—	—
Short-Term Investments	9,824,596	1,991,071	—
	$62,789,299	$393,191,655	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.